Shareholder Report, Line Graph (Details) LMA7900_Franklin Templeton Conservative Model Portfolio_Class I_TSR Annual {Class I} - USD ($)							12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2020	Dec. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
Accumulated Value	$ 11,714	$ 11,010	$ 10,142	$ 11,652	$ 11,099	$ 10,000	$ 12,814
Bloomberg U.S. Aggregate Index1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	9,389	9,273	8,786	10,100	10,258	10,000	$ 10,076
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Composite Benchmark
Accumulated Value	11,269	10,682	9,761	11,358	10,975	10,000	$ 12,321
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	$ 22,517	$ 18,186	$ 14,439	$ 17,872	$ 14,221	$ 10,000	$ 26,377